INCOME TAX - Tax losses (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2018
INCOME TAX
Unused tax losses for which no deferred tax asset recognized	$ 90,254,547			$ 80,706,629		$ 87,970,140
Potential tax benefit	$ 23,104,882			$ 22,194,323		22,596,182
Applicable tax rate	27.50%			27.50%	28.50%
Unrecognized temporary differences associated with the Group's investments in subsidiaries	$ 0					0
USA
INCOME TAX
Applicable tax rate		21.00%	35.00%
Expiration period limitation on carry forward net operating losses	20 years
United States (U.S.)
INCOME TAX
Potential tax benefit	$ 5,541,152					5,155,038
Australia
INCOME TAX
Potential tax benefit	$ 17,563,730					$ 17,441,144